Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
Summary of Issued And Outstanding Shares
As of December 31, 2023 and 2022, issued and outstanding shares and units consisted of the following:

(shares in thousands)	Redeemable Units	SVS*	PVS**	MVS	SSVS***
Beginning balance, January 1, 2022	109,441	269,971	20,667	500	1
Options and warrants exercised	—	1,279	—	—	—
RSUs issued	—	337	—	—	—
Issuance of shares related to acquisitions	—	5,339	—	—	—
Cresco LLC redemptions	(3,335)	3,335	—	—	—
PVS converted to SVS	—	585	(585)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	—	148	—	—	—
Share issuances	—	—	—	—	—
Ending balance, December 31, 2022	106,106	280,994	20,082	500	1
RSUs issued	—	1,727		—	—
Issuance of shares related to settlement of acquisition contingent consideration	—	27,091	—	—	—
Cresco LLC redemptions	(9,407)	9,407	—	—	—
PVS converted to SVS	—	1,132	(1,132)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	—	406	—	—	—
Share issuances	—	—	—	—	1
Ending balance, December 31, 2023	96,699	320,757	18,950	500	2
*SVS includes shares pending issuance or cancellation
**PVS presented on an “as-converted” basis to SVS (1-to-200)
***SSVS presented on an “as-converted” basis to SVS (1-to-0.00001)

Summary of Company Issued Shares In Conjunction With Acquisitions
During the years ended December 31, 2023 and 2022, the Company issued shares in conjunction with certain acquisitions* as follows:

(in thousands)	Acquisition date	SVS shares issued	Equity-based consideration
Year Ended December 31, 2023
Laurel Harvest - Contingent Consideration	December 09, 2021	27,091	$47,238

Year Ended December 31, 2022
Cultivate - Contingent Consideration	September 02, 2021	5,340	$34,708
*Laurel Harvest, LLC (“Laurel Harvest”) and Cultivate Licensing, LLC (“Cultivate”)

Summary Of Warrants Outstanding	A summary of the status of the warrants outstanding is as follows:

($ in thousands)	Number of warrants*	Weighted average exercise price
Balance as of January 1, 2022	9,842	$9.63
Exercised	(12)	4.24
Forfeited	(9,830)	9.54
Balance as of December 31, 2022	—	$—
*PVS presented on an “as-converted” basis to SVS (1-to-200)

Summary of Noncontrolling Interest And Intercompany Eliminations
As of and for the year ended December 31, 2023, non-controlling interest included the following amounts:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Cresco Labs Michigan, LLC[4]		Cresco Labs, LLC[1,3]
Non-current assets	$2,943		$28,678		$22,594		$14,703		$1,045		$30,508		$255,947
Current assets	(8,159)		84,571		132,198		6,544		11,502		15,300		(157,691)
Non-current liabilities	—		(10,787)		(3,551)		(13,674)		—		(26,015)		(562,580)
Current liabilities	45,054		(47,928)		(57,388)		(8,213)		(49,954)		(49,812)		329,160
Net assets	$39,838		$54,534		$93,853		$(640)		$(37,407)		$(30,019)		$(135,164)
Net assets attributable to NCI	$2,401		$4,150		$10,368		$(156)		$(12,824)		$(258)		$(81,306)

Revenue	$1,664		$11,701		$18,657		$2,567		$—		$6,271		$92,266
Gross profit	863		7,623		12,323		(473)		(335)		1,503		48,207
Net income (loss)	$188		$4,768		$10,060		$(2,450)		$(246)		$43		$(1,794)
Net income (loss) allocated to NCI	$47		$591		$2,515		$(29)		$(49)		$6		$(879)
NCI percentage at December 31, 2023	25.0%	[1]	12.4%	[2]	25.0%	[2]	1.2%	[1]	20.0%	[1]	15.0%	[1]	38.3%
[1] The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 38.3% NCI related to NCI for Cresco Labs Inc.
[2] The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
[3] Includes the effect of LLC unit redemptions and other adjustments.
4 As of June 30, 2023, Cresco Labs Michigan, LLC net assets grew to a balance that exceeded the life-to-date capital contributions made by Cresco Labs Inc. As a result, the Company began recording NCI related to Cresco Labs Michigan, LLC.

As of and for the year ended December 31, 2022, non-controlling interest included the following amounts:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Cresco Labs, LLC[1,3]
Non-current assets	$4,788		$31,151		$22,700		$16,736		$5,376		$286,360
Current assets	(6,875)		34,706		114,843		8,144		13,097		802,774
Non-current liabilities	—		(10,889)		(3,850)		(12,515)		(2,728)		(538,816)
Current liabilities	26,600		(13,438)		(41,111)		(5,768)		(50,722)		(594,052)
Net assets	$24,513		$41,530		$92,582		$6,597		$(34,977)		$(43,734)
Net assets attributable to NCI	$4,190		$3,979		$7,468		$(32)		$(12,434)		$(42,527)

Revenue	$10,582		$53,259		$88,645		$8,650		$(24)		$469,505
Gross profit	12,500		35,485		62,503		1,338		(10,769)		248,472
Net income (loss)	$19,290		$13,322		$43,500		$(4,933)		$(16,458)		$(38,863)
Net income (loss) allocated to NCI	$4,822		$1,652		$10,875		$(49)		$(3,292)		$(16,323)
NCI percentage at December 31, 2022	25.0%	[1]	12.4%	[2]	25.0%	[2]	1.2%	[1]	20.0%	[1]	42.0%
[1] The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 42.0% NCI related to NCI for Cresco Labs Inc.
[2] The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
[3] Includes the effect of LLC unit redemptions and other adjustments.
The effects of changes in the Company's ownership interests in less than 100% owned subsidiaries during the years ended December 31, 2023 and 2022 were as follows:

($ in thousands)	2023	2022
Net loss attributable to Cresco Labs Inc.	$(175,522)	$(212,047)
Changes in Cresco Labs Inc. equity due to redemptions of Cresco Labs, LLC shares:
Share Capital	16,027	17,438
Accumulated Deficit	(21,815)	(17,169)
Total change from net loss attributable to Cresco Labs Inc. and change in ownership interest in Cresco Labs, LLC.	$(181,310)	$(211,778)